Shareholders’ (deficit) and mezzanine equity - Additional Information (Detail)				1 Months Ended		7 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Mar. 25, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) vote shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Jun. 14, 2022 shares	Sep. 18, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, number of votes per share | vote							1
Preferred stock shares outstanding (in shares) | shares						0	0	0
Class of warrant or right, exercised (in shares) | shares						0	0
Treasury stock, common shares (in shares) | shares						6,259,966	6,259,966	5,008,307
Treasury stock, common shares, value | $						$ 78,267,000	$ 78,267,000	$ 68,267,000
Number of shares authorized for repurchase (in shares) | shares										40,000,000
Stock repurchased during period (in shares) | shares						1,251,659
Treasury stock acquired, average cost (in dollars per share) | $ / shares						$ 7.97
Stock repurchased during period | $						$ 10,000
Accumulated other comprehensive income (loss), foreign currency translation, adjustments net of tax | $						$ (1,973,000)	(1,973,000)	5,485,000	$ 13,190,000
Dividend paid
Class of Stock [Line Items]
Redeemable preferred stock dividends | $				$ 0					0
Dividends | $							$ 2,000,000
L Catterton Investment Agreement
Class of Stock [Line Items]
Class of warrants or rights number of securities called by the warrants or rights (in shares) | shares						11,000,000	11,000,000				11,000,000
L Catterton Investment Agreement | Penny warrants
Class of Stock [Line Items]
Warrants exercise price (in dollars per share) | $ / shares											$ 0.01
Class of warrants or rights outstanding term											10 years
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized (in shares) | shares						150,000	150,000
Accrued and accumulated dividends | $	$ 11,491,000
Series A Preferred Stock | Dividend paid
Class of Stock [Line Items]
Redeemable preferred stock dividends | $		$ 15,375,000	$ 7,972,000		$ 0
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized (in shares) | shares						50,000	50,000
Series B Preferred Stock | Dividend paid
Class of Stock [Line Items]
Dividends | $							$ 2,000,000	$ 2,000,000	$ 553,000